Impaired Credit Substitutes (Detail) (Fair Values Of Credit Substitutes) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Textiles and Garments USD ($)	Mar. 31, 2012 Textiles and Garments INR	Mar. 31, 2011 Textiles and Garments INR	Mar. 31, 2012 Leather Products USD ($)	Mar. 31, 2012 Leather Products INR	Mar. 31, 2011 Leather Products INR	Mar. 31, 2012 Automobile and Auto Ancilliary USD ($)	Mar. 31, 2012 Automobile and Auto Ancilliary INR	Mar. 31, 2011 Automobile and Auto Ancilliary INR	Mar. 31, 2012 Drugs and Pharmaceuticals USD ($)	Mar. 31, 2012 Drugs and Pharmaceuticals INR	Mar. 31, 2011 Drugs and Pharmaceuticals INR
Schedule of Available-for-sale Securities [Line Items]
- on accrual status	$ 0	0	0
- on non-accrual status	2.0	102.8	106.7
Gross impaired credit substitutes	2.0	102.8	106.7	1.0	53.1	101.7	0.5	24.1	0	0.4	22.0	0	0.1	3.6	5.0
Gross impaired credit substitutes	2.0	102.8	106.7	1.0	53.1	101.7	0.5	24.1	0	0.4	22.0	0	0.1	3.6	5.0
Average impaired credit substitutes	1.0	51.4	53.4
Interest income recognized on impaired credit substitutes	$ 0	0	0